Interest expenses	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Interest expenses	Interest expenses
The table below presents the major components of interest expenses:

	Six months June 30,
	2020	2021
	(In thousands)
Interest on loans	$4,839	$4,107
Interest on lease contract	327	383
Interest on financing component of long-term development services agreements	1,809	1,415
Interest on supplier payable with extended payment terms	53	81
Other bank fees and financial charges	200	160
Total interest expenses	$7,228	$6,146

For the six months ended June 30, 2021, interest on loans included $4,107,000 related to convertible debt issued in 2021, 2019, 2018 and 2015, venture debt issued in 2018, the French government debt financing received in 2020 and government loans granted in 2015 and in 2020 ($4,750,000 for the six months ended June 30, 2020).